UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number  811-10201
                                   ---------------------------------------------

                               The Appleton Funds
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

            45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
          (Address of principal executive offices)    (Zip code)

           James I. Ladge, 45 Milk Street, Boston, Massachusetts 02109
--------------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (513) 362-8000
                                                   -----------------------------

Date of fiscal year end:   12/31
                        ------------

Date of reporting period:  06/30/04
                         -----------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

Annual Report for Appleton Equity Growth Fund.

--------------------------------------------------------------------------------
================================================================================


                          APPLETON EQUITY GROWTH FUND
                          ---------------------------


                               Semi-Annual Report
                                 June 30, 2004
                                  (Unaudited)


             Investment Adviser                       Administrator
             ------------------                       -------------
           APPLETON PARTNERS, INC.            INTEGRATED FUND SERVICES, INC.
        45 Milk Street, Eighth Floor              221 East Fourth Street
              Boston, MA 02109                          Suite 300
                                                   Cincinnati, OH 45202
                                                      1-877-712-7753


================================================================================
--------------------------------------------------------------------------------

Dear Fellow Shareholders:

The U.S. equity markets staged an impressive comeback in 2003 due to one of the most accommodative fiscal and monetary environments in recent history. In early 2003, leading economic indicators were depressed and corporate profits were at their lowest level in years. Massive fiscal and monetary stimuli, combined with relatively low valuation levels, helped the S&P soar 39.86% from February 28, 2003 to March 1, 2004. Investors hoping for similar results in 2004 have thus far been frustrated as general markets remain near the breakeven level. For the six months ended June 30, 2004, the Fund had a total return of 3.28%, slightly below the S&P 500 Index's (the Fund's bench mark) total return of 3.44% for the same period. Through June of this year, the Dow rose 0.81% while the S&P rose 3.44%. As we entered the second quarter of 2004, both corporate profits and economic indicators had already significantly rebounded. Questions have since arisen surrounding both economic strength and corporate profit growth.

For the remainder of this year and into 2005, challenges and opportunities lie ahead. Consumers and corporations have benefited from the historically low interest rates, record refinancings and tax refunds. As each of these factors wane, spending may also slow. The Fed has initiated the first of what could be several interest rate increases in its attempt to maintain moderate inflation and growth. The price of oil has increased from $32 a barrel in early 2003 to a high of $42 a barrel this past June, and though the economy has become less dependent on oil, higher energy prices have reduced disposable income. The Chinese government has recently undertaken a series of measures aimed at slowing their domestic economic growth to avoid a surge in inflation. A significant slowdown in the booming Chinese economy would be a blow to the many U.S. corporations that export products to China. In addition, several non-economic factors continue to weigh on the markets, including the uncertainty in Iraq, the ongoing threat of terrorism, and the upcoming presidential election.

Despite these challenges, several opportunities still exist for investors. During the past year, we increased our exposure to more economically sensitive sectors which benefited from the strengthening economy and the cyclical rebound in equities. While that strategy did well for us last year, we recognize that the economic backdrop may be changing and that those sectors that provided leadership last year may not do so again in the future. We are focusing on the following four sectors for continued earnings growth.

      o Energy: Strong global demand, recent questions over supplies, continued turmoil in the Middle East, all should keep oil prices at inflated levels boosting profits across the sector.

      o Health Care: As baby boomers continue to age, demand should accelerate for pharmaceuticals and other health care services.

      o Staples: Consistent earnings growth and relatively high dividend yields should warrant a premium during periods of uncertainty.

      o Financials: Financial institutions braced for higher interests rates should be in position to prosper.

While these are currently attractive sectors, we need to be nimble and diligent in our pursuit of positive returns to you, our shareholder. We will continue to monitor the global economy and adjust our positions as conditions warrant.

Very Truly Yours,


/s/ James I. Ladge

James I. Ladge, CFA
President

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 2004
                                  (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----

         COMMON STOCKS -- 96.2%

         CONSUMER, CYCLICAL -- 12.5%
  3,100  BorgWarner, Inc.                                         $     135,687
  3,300  Brinker International, Inc.*                                   112,596
  3,250  Lowe's Companies, Inc.                                         170,787
  3,500  Newell Rubbermaid, Inc.                                         82,250
  1,750  NIKE, Inc.                                                     132,563
  2,500  Pulte Homes, Inc.                                              130,075
                                                                  -------------
                                                                        763,958
                                                                  -------------

         CONSUMER, NON-CYCLICAL -- 10.2%
  4,000  Avon Products, Inc.                                            184,560
  3,000  PepsiCo, Inc.                                                  161,640
  3,000  Procter & Gamble Co.                                           163,320
  2,250  Wal-Mart Stores, Inc.                                          118,710
                                                                  -------------
                                                                        628,230
                                                                  -------------

         ENERGY -- 10.4%
  4,000  Apache Corp.                                                   174,200
  4,400  Exxon Mobil Corp.                                              195,404
  3,000  Teekay Shipping Corp.                                          112,140
  3,500  Weatherford International Ltd.*                                157,430
                                                                  -------------
                                                                        639,174
                                                                  -------------

         FINANCIAL SERVICES -- 15.9%
  2,498  Bank of America Corp.                                          211,381
  3,500  Citigroup, Inc.                                                162,750
  6,000  Friedman, Billings, Ramsey Group, Inc.                         118,740
  3,000  Merrill Lynch & Co., Inc.                                      161,940
  4,000  SAFECO Corp.                                                   176,000
  2,500  Wells Fargo & Co.                                              143,075
                                                                  -------------
                                                                        973,886
                                                                  -------------

         HEALTHCARE -- 15.8%
  2,500  Forest Laboratories, Inc.                                      141,575
  2,750  Johnson & Johnson                                              153,175
  4,000  Merck & Co., Inc.                                              190,000
  5,400  Pfizer, Inc.                                                   185,112
  4,000  Pharmaceutical Product Development, Inc.*                      127,080
  2,000  Quest Diagnostics, Inc.*                                       169,900
                                                                  -------------
                                                                        966,842
                                                                  -------------

                          APPLETON EQUITY GROWTH FUND

                            PORTFOLIO OF INVESTMENTS

                                 June 30, 2004
                                  (Unaudited)

  SHARES                                                               VALUE
  ------                                                               -----

         INDUSTRIAL -- 7.2%
  2,000  Caterpiller, Inc.                                        $     158,880
  4,500  General Electric Co.                                           145,800
  1,500  United Technologies Corp.                                      137,220
                                                                  -------------
                                                                        441,900
                                                                  -------------

         MATERIALS -- 2.9%
  4,500  Praxair, Inc.                                                  179,595
                                                                  -------------
         TECHNOLOGY -- 19.3%
  1,800  3M Co.                                                         162,018
  6,000  Applied Materials*                                             117,720
  5,750  Check Point Software Tech*                                     155,193
  5,500  Cisco Systems*                                                 130,350
  6,500  Flextronics International Ltd.*                                103,675
  1,250  International Business Machines Corp.                          110,188
  3,500  International Game Technology                                  135,100
  4,000  Jabil Circuit, Inc.*                                           100,720
  6,000  Microsoft Corp.                                                171,359
                                                                  -------------
                                                                      1,186,323
                                                                  -------------

         TELECOMMUNICATIONS -- 2.0%
  3,350  Verizon Communications, Inc.                                   121,237
                                                                  -------------
         TOTAL COMMON STOCKS                                      $   5,901,145
                                                                  -------------

         MONEY MARKETS -- 4.1%
250,278  First American Treasury Fund                             $     250,278
                                                                  -------------


         TOTAL INVESTMENT SECURITIES -- 100.3% (Cost $5,582,996)  $   6,151,423


         LIABILITIES IN EXCESS OF OTHER ASSETS -- (0.3%)                (16,341)

                                                                  -------------

         NET ASSETS -- 100.0%                                     $   6,135,082
                                                                  =============


*Non-income producing security.

See accompanying notes to financial statements.

                           APPLETON EQUITY GROWTH FUND

                       STATEMENT OF ASSETS AND LIABILITIES

                                  June 30, 2004
                                   (Unaudited)

ASSETS
   Investment securities:
     At acquisition cost                                            $ 5,582,996
                                                                    ===========
     At value                                                       $ 6,151,423
   Dividends receivable                                                   6,039
   Receivable for capital shares sold                                         9
   Receivable from Adviser                                                5,130
   Other assets                                                           2,827
                                                                    -----------
     TOTAL ASSETS                                                     6,165,428
                                                                    -----------

LIABILITIES
   Payable to affiliates                                                  6,292
   Other accrued expenses and liabilities                                24,054
                                                                    -----------
     TOTAL LIABILITIES                                                   30,346
                                                                    -----------

NET ASSETS                                                          $ 6,135,082
                                                                    ===========

NET ASSETS CONSIST OF
Paid-in capital                                                     $ 7,881,218
Accumulated net investment loss                                          (2,778)
Accumulated net realized losses from security transactions           (2,311,785)
Net unrealized appreciation on investments                              568,427
                                                                    -----------
NET ASSETS                                                          $ 6,135,082
                                                                    ===========

Shares of beneficial interest outstanding (unlimited number
   of shares authorized, no par value)                                  927,603
                                                                    ===========

Net asset value, offering price and redemption price per share      $      6.61
                                                                    ===========


See accompanying notes to financial statements.

                          APPLETON EQUITY GROWTH FUND

                            STATEMENT OF OPERATIONS

                     For the Six Months Ended June 30, 2004
                                  (Unaudited)


INVESTMENT INCOME
   Dividends                                                     $       42,130
                                                                 --------------

EXPENSES
   Investment advisory fees                                              29,923
   Accounting services fees                                              15,000
   Administration fees                                                   12,000
   Transfer agent fees                                                   12,000
   Professional fees                                                     10,961
   Trustees' fees and expenses                                            9,500
   Distribution expenses                                                  7,481
   Postage and supplies                                                   7,215
   Custodian fees                                                         1,919
   Insurance expense                                                      1,680
   Registration fees                                                      1,189
   Pricing expense                                                          230
                                                                 --------------
     TOTAL EXPENSES                                                     109,098
   Fees waived and expenses reimbursed by the Adviser                   (64,190)
                                                                 --------------
     NET EXPENSES                                                        44,908
                                                                 --------------

NET INVESTMENT LOSS                                                      (2,778)
                                                                 --------------

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
   Net realized losses from security transactions                       (40,087)
   Net change in unrealized appreciation/depreciation on
     investments                                                        222,593
                                                                 --------------

NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS                        182,506
                                                                 --------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                       $      179,728
                                                                 ==============


See accompanying notes to financial statements.

                          APPLETON EQUITY GROWTH FUND

                       STATEMENTS OF CHANGES IN NET ASSETS


                                                      For the
                                                     Six Months
                                                       Ended         For the
                                                      June 30,      Year Ended
                                                        2004       December 31,
                                                     (Unaudited)       2003
                                                    ------------   ------------
FROM OPERATIONS
     Net investment loss                            $     (2,778)  $    (10,798)
     Net realized losses from security
       transactions                                      (40,087)      (351,133)
     Net change in unrealized appreciation/
       depreciation on investments                       222,593      1,410,289
                                                    ------------   ------------
Net increase in net assets from operations               179,728      1,048,358
                                                    ------------   ------------

FROM CAPITAL SHARE TRANSACTIONS
     Proceeds from shares sold                           532,454        643,881
     Payments for shares redeemed                       (121,131)      (247,229)
                                                    ------------   ------------
Net increase in net assets from capital share
  transactions                                           411,323        396,652
                                                    ------------   ------------

TOTAL INCREASE IN NET ASSETS                             591,051      1,445,010

NET ASSETS
     Beginning of period                               5,544,031      4,099,021
                                                    ------------   ------------
     End of period                                  $  6,135,082   $  5,544,031
                                                    ============   ============


CAPITAL SHARE ACTIVITY
     Sold                                                 80,277        113,318
     Redeemed                                            (18,410)       (41,318)
                                                    ------------   ------------
     Net increase in shares outstanding                   61,867         72,000
     Shares outstanding, beginning of period             865,736        793,736
                                                    ------------   ------------
     Shares outstanding, end of period                   927,603        865,736
                                                    ============   ============


See accompanying notes to financial statements.

                          APPLETON EQUITY GROWTH FUND

                              FINANCIAL HIGHLIGHTS

           Selected Per Share Data and Ratios for a Share Outstanding
                             Throughout Each Period

                                                           For the
                                                          Six Months
                                                            Ended               For the          For the          For the
                                                           June 30,           Year Ended       Year Ended        Year Ended
                                                             2004             December 31,     December 31,     December 31,
                                                          (Unaudited)             2003             2002            2001(a)
                                                         -------------        -------------    -------------    -------------
Net asset value at beginning of period                   $        6.40        $        5.16    $        7.56    $       10.00
                                                         -------------        -------------    -------------    -------------

Income (loss) from investment operations:
        Net investment loss                                       0.00  (b)           (0.01)           (0.03)           (0.03)
        Net realized and unrealized gains (losses) on
          investments                                             0.21                 1.25            (2.37)           (2.41)
                                                         -------------        -------------    -------------    -------------
Total from investment operations                                  0.21                 1.24            (2.40)           (2.44)
                                                         -------------        -------------    -------------    -------------

Net asset value at end of period                         $        6.61        $        6.40    $        5.16    $        7.56
                                                         =============        =============    =============    =============

Total return                                                      3.28% (c)           24.03%          (31.75%)         (24.40%)
                                                         =============        =============    =============    =============

Net assets at end of period                              $   6,135,082        $   5,544,031    $   4,099,021    $   4,781,914
                                                         =============        =============    =============    =============


Ratio of net expenses to average net assets                       1.50% (d)            1.50%            1.50%            1.50%

Ratio of net investment loss to average net assets               (0.09%)(d)           (0.22%)          (0.56%)          (0.47%)

Portfolio turnover rate                                             27% (d)              58%              56%              34%


(a)   The Fund commenced operations on December 31, 2000.

(b)   Amount rounds to less than $0.01.

(c)   Not annualized.

(d)   Annualized.


See accompanying notes to financial statements.

                          APPLETON EQUITY GROWTH FUND

                         NOTES TO FINANCIAL STATEMENTS

                                 June 30, 2004
                                  (Unaudited)


1. SIGNIFICANT ACCOUNTING POLICIES

The Appleton Funds (the Trust) is registered under the Investment Company Act of 1940, as amended, (the 1940 Act), as a diversified, no-load, open-end management investment company. The Trust was organized as an Ohio business trust on October 31, 2000. The Trust currently offers one series of shares to investors: the Appleton Equity Growth Fund (the Fund). The Trust was capitalized on December 29, 2000, when the initial shares of the Fund were purchased at $10 per share. Except for the initial purchase of shares, the Trust had no operations prior to the commencement of operations on December 31, 2000.

The Fund seeks long-term growth of capital by investing primarily in common stocks.

The following is a summary of the Fund's significant accounting policies:

Securities valuation - The Fund's portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith in accordance with consistently applied procedures established by and under the general supervision of the Board of Trustees.

Share valuation - The net asset value per share of the Fund is calculated daily by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding, rounded to the nearest cent. The offering and redemption price per share are equal to the net asset value per share.

Investment income and distributions to shareholders - Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Dividends arising from net investment income are declared and paid annually. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. Income dividends and capital gain distributions are determined in accordance with income tax regulations.

Security transactions - Security transactions are accounted for on trade date. Securities sold are determined on a specific identification basis.

Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Federal income tax - It is the Fund's policy to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which the Fund so qualifies and distributes at least 90% of its taxable net income, the Fund (but not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund's intention to declare and pay as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The following information is computed on a tax basis as of December 31, 2003:

           Cost of portfolio investments                  $   5,228,869
                                                          =============
           Gross unrealized appreciation on investments   $     717,957
           Gross unrealized depreciation on investments        (372,123)
                                                          -------------
           Net unrealized appreciation on investments     $     345,834
           Capital loss carryforwards                        (2,271,698)
                                                          -------------
           Total accumulated deficit                      $  (1,925,864)
                                                          =============


The Fund's capital loss carryforwards in the above table expire as follows:

                     Amount             December 31,
             --------------       ------------------
                   $254,452                     2009
                 $1,650,125                     2010
                   $367,121                     2011
             --------------
                 $2,271,698
             ==============


These capital loss carryforwards may be utilized in the current and future years to offset gains, if any, prior to distributing such gains to shareholders.

The Fund has not made any taxable distributions to shareholders since its inception (December 31, 2000).

2. INVESTMENT TRANSACTIONS

For the six months ended June 30, 2004, the cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, amounted to $1,006,449 and $793,896, respectively.

3. TRANSACTIONS WITH AFFILIATES

Certain trustees and officers of the Trust are also officers of Appleton Partners, Inc. (the Adviser), Integrated Fund Services, Inc. (IFS), the administrative services agent, shareholder servicing and transfer agent, and accounting services agent for the Trust, or of IFS Fund Distributors, Inc. (the Distributor), the Trust's principal underwriter.

INVESTMENT ADVISORY AGREEMENT

Pursuant to an Investment Advisory Agreement between the Trust and the Adviser, the Adviser manages the Fund's investments. For these services, the Fund pays the Adviser an advisory fee, which is computed and accrued daily and paid monthly, at an annual rate of 1.00% of its average daily net assets.

Pursuant to a written contract between the Adviser and the Fund, the Adviser has agreed to waive a portion of its advisory fees and/or assume certain expenses of the Fund, other than brokerage commissions, extraordinary items, interest and taxes, to the extent annual Fund operating expenses exceed 1.50% of the Fund's average daily net assets. The Adviser has agreed to maintain these expense limitations with regard to the Fund through December 31, 2004. For the six months ended June 30, 2004, the Adviser waived $29,923 of advisory fees and reimbursed the Fund for $34,267 of other operating expenses.

ADMINISTRATION, ACCOUNTING AND TRANSFER AGENCY AGREEMENT

Under the terms of an Administration, Accounting and Transfer Agency Agreement between the Trust and IFS, IFS supplies non-investment related statistical and research data, internal regulatory compliance services and executive and administrative services for the Fund. IFS supervises the preparation of tax returns, reports to shareholders of the Fund, reports to and filings with the Securities and Exchange Commission and state securities commissions, and materials for meetings of the Board of Trustees. For these administrative services, IFS receives a monthly fee based on the Fund's average daily net assets, subject to a monthly minimum fee.

IFS maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other shareholder service functions. For these transfer agency and shareholder services, IFS receives a monthly fee per shareholder account, subject to a monthly minimum fee. In addition, the Fund pays IFS out-of-pocket expenses including, but not limited to, postage and supplies.

IFS also calculates the daily net asset value per share and maintains the financial books and records of the Fund. For these accounting services, IFS receives a monthly fee, based on current net assets, from the Fund. In addition, the Fund pays IFS certain out-of-pocket expenses incurred by IFS in obtaining valuations of the Fund's portfolio securities.

DISTRIBUTION PLAN

The Fund has adopted a plan of distribution (the Plan) pursuant to Rule 12b-1 under the 1940 Act. The Plan permits the Fund to pay for expenses incurred in the distribution and promotion of the Fund's shares including but not limited to, the printing of prospectuses, statements of additional information and reports used for sales purposes, advertisements, expenses of preparation and printing of sales literature, promotion, marketing and sales expenses and other distribution-related expenses, including any distribution fees paid to securities dealers or other firms who have executed a distribution or service agreement with the Trust.

The Plan limits payment of distribution expenses in any fiscal year to a maximum of 0.25% of the Fund's average daily net assets. For the six months ended June 30, 2004, the Fund accrued and the Adviser subsequently reimbursed $7,481 of distribution expenses under the Plan.

UNDERWRITING AGREEMENT

The Trust has entered into an Underwriting Agreement on behalf of the Fund with the Distributor. Pursuant to the Underwriting Agreement, the Distributor acts as principal underwriter and, as such, is the exclusive agent for distribution of shares of the Fund. The Distributor receives no compensation for its services and is an affiliate of IFS.

4. COMMITMENTS AND CONTINGENCIES

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risks of loss to be remote.

================================================================================

Proxy Voting Policies and Procedures

The Adviser is responsible for exercising the voting rights associated with the securities purchased and held by the Fund. A description of the policies and procedures the Adviser uses in fulfilling this responsibility is available without charge, upon request, by calling 1-617-338-0700. It is also available on the Securities and Exchange Commission's website at http://www.sec.gov.

ITEM 2.  CODE OF ETHICS.

At the end of the period covered by this report, the registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

The registrant's Board of Trustees has determined that the registrant does not have an audit committee financial expert. The Trustees determined that no member of the Audit Committee was qualified to be considered an audit committee financial expert.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a)    Not Applicable
(b)    Not Applicable
(c)    Not Applicable
(d)    Not Applicable
(e)    Not Applicable
(f)    Not Applicable
(g)    Not Applicable
(h)    Not Applicable

ITEMS 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable

ITEM 6.  RESERVED

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED END MANAGEMENT INVESTMENT COMPANIES. Not Applicable.

ITEM 8.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.  Not Applicable.

ITEM 9.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.  Not Applicable.

ITEM 10. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act")) are effective as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)  (1) Not Applicable.

     (2) Certifications required by Item 10(a)(2) of Form N-CSR are filed herewith.

(b)  Certification required by Item 10(b) of Form N-CSR is filed herewith.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Appleton Funds
             -------------------------------------------------------
By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date:  September 8, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)


/s/ James I. Ladge
-----------------------
James I. Ladge
President and Treasurer

Date:  September 8, 2004